Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of May 2017

Collection Period Start	1-May-17	Distribution Date	15-Jun-17
Collection Period End	31-May-17	30/360 Days	30
Beg. of Interest Period	15-May-17	Actual/360 Days	31
End of Interest Period	15-Jun-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,285.72	295,772,846.52	258,887,764.51	0.2899542
Total Securities		892,857,285.72	295,772,846.53	258,887,764.52	0.2899542
Class A-1 Notes	0.400000%	91,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.990000%	135,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	197,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.400000%	252,000,000.00	77,915,560.81	41,030,478.80	0.1628194
Class A-4 Notes	1.580000%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Certificates	0.000000%	142,857,285.72	142,857,285.72	142,857,285.72	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	36,885,082.01	90,901.49	146.3693731	0.3607202
Class A-4 Notes	0.00	98,750.00	0.0000000	1.3166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	36,885,082.01	189,651.49

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				4,302,147.05
Monthly Interest				1,514,999.96
Total Monthly Payments				5,817,147.01

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				190,495.96
Aggregate Sales Proceeds Advance				15,084,363.58
Total Advances				15,274,859.54

Vehicle Disposition Proceeds:
Reallocation Payments				25,290,644.20
Repurchase Payments				1,805,031.19
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				7,479,739.20
Excess Wear and Tear and Excess Mileage				295,364.51
Remaining Payoffs				0.00
Net Insurance Proceeds				299,698.14
Residual Value Surplus				677,323.28
Total Collections				56,939,807.07

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	14,977,243.00			1,184
Involuntary Repossession	167,470.00			14
Voluntary Repossession	50,225.00			4
Full Termination	10,095,706.20			821
Bankruptcty	-			-
Insurance Payoff		292,551.49		22
Customer Payoff			342,911.47	22
Grounding Dealer Payoff			5,243,984.53	334
Dealer Purchase			1,164,907.18	59
Total	25,290,644.20	292,551.49	6,751,803.18	2,460

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of May 2017

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	18,330	347,247,984.39	7.00000%	295,772,846.52
Total Depreciation Received		(5,185,273.07)		(4,073,284.65)
Principal Amount of Gross Losses	(47)	(840,838.71)		(744,970.59)
Repurchase / Reallocation	(142)	(2,047,549.35)		(1,805,031.19)
Early Terminations	(912)	(14,145,820.57)		(11,911,901.15)
Scheduled Terminations	(1,369)	(21,207,778.21)		(18,349,894.43)
Pool Balance - End of Period	15,860	303,820,724.48		258,887,764.51

Remaining Pool Balance
Lease Payment				38,382,962.51
Residual Value				220,504,802.00
Total				258,887,764.51

III. DISTRIBUTIONS

Total Collections					56,939,807.07
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					56,939,807.07

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					369,581.61
3. Reimbursement of Sales Proceeds Advance					17,488,083.67
4. Servicing Fee:
Servicing Fee Due					246,477.37
Servicing Fee Paid					246,477.37
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					18,104,142.65

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					0.00

Class A-2a Notes Monthly Interest Paid					0.00
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					0.00

Class A-2b Notes Monthly Interest Paid					0.00
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					90,901.49

Class A-3 Notes Monthly Interest Paid					90,901.49
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of May 2017

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	98,750.00

Class A-4 Notes Monthly Interest Paid	98,750.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	189,651.49
Total Note and Certificate Monthly Interest Paid	189,651.49
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	38,646,012.93

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	36,885,082.01

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	36,885,082.01
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	1,760,930.92

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of May 2017

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			4,464,286.43
Required Reserve Account Amount			13,392,859.29
Beginning Reserve Account Balance			13,392,859.29
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			13,392,859.29
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			1,760,930.92
Gross Reserve Account Balance			15,153,790.21
Remaining Available Collections Released to Seller			1,760,930.92
Total Ending Reserve Account Balance			13,392,859.29

V. POOL STATISTICS

Weighted Average Remaining Maturity			7.26
Monthly Prepayment Speed			61%
Lifetime Prepayment Speed			72%

		$	units
Recoveries of Defaulted and Casualty Receivables		591,955.11
Securitization Value of Defaulted Receivables and Casualty Receivables		744,970.59	47
Aggregate Defaulted and Casualty Gain (Loss)		(153,015.48)
Pool Balance at Beginning of Collection Period		295,772,846.52
Net Loss Ratio
Current Collection Period		-0.0517%
Preceding Collection Period		0.0112%
Second Preceding Collection Period		0.0148%
Third Preceding Collection Period		-0.0021%

Cumulative Net Losses for all Periods		0.2172%	1,939,575.60

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.73%	2,163,389.34	135
61-90 Days Delinquent	0.17%	504,964.64	37
91-120+ Days Delinquent	0.07%	208,486.93	14
More than 120 Days	0.00%	0.00	0
Total Delinquent Receivables:	0.97%	2,876,840.91	186

60+ Days Delinquencies as Percentage of Receivables		Amount	Number
Current Collection Period		0.24%	0.28%
Preceding Collection Period		0.35%	0.35%
Second Preceding Collection Period		0.30%	0.27%
Third Preceding Collection Period		0.30%	0.30%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		25,072,949.20	2,005
Securitization Value		26,727,569.84	2,005
Aggregate Residual Gain (Loss)		(1,654,620.64)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		255,207,746.71	19,005
Cumulative Securitization Value		274,633,329.59	19,005
Cumulative Residual Gain (Loss)		(19,425,582.88)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			26,721,267.75
Reimbursement of Outstanding Advance			17,488,083.67
Additional Advances for current period			15,084,363.58
Ending Balance of Residual Advance			24,317,547.66

Beginning Balance of Payment Advance			749,524.44
Reimbursement of Outstanding Payment Advance			369,581.61
Additional Payment Advances for current period			190,495.96
Ending Balance of Payment Advance			570,438.79

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of May 2017

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	NO